Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment
Schedule of property and equipment

		June 30, 2023			December 31, 2022
			Owned			Owned
	Estimated		assets			assets
	Useful	Owned	available to		Owned	available to
	Life	assets	be leased	Total	assets	be leased	Total

	in years	amounts in thousands
Land	NA	$19,643	21,831	41,474	19,643	21,831	41,474
Buildings and improvements	15 – 39	281,450	355,244	636,694	282,314	354,959	637,273
Leasehold improvements	15 – 39	75,860	62,062	137,922	72,455	61,876	134,331
Furniture and equipment	5 – 7	178,063	8,243	186,306	176,227	8,061	184,288
Construction in progress	NA	292	34,711	35,003	886	9,524	10,410
Property and equipment, at cost		$555,308	482,091	1,037,399	551,525	456,251	1,007,776

		December 31, 2022			December 31, 2021
	Estimated		Owned			Owned
	Useful		assets			assets
	Life	Owned	available to		Owned	available to
	in years	assets	be leased	Total	assets	be leased	Total

		amounts in thousands
Land	NA	$19,643	21,831	41,474	19,643	21,831	41,474
Buildings and improvements	15 – 39	282,314	354,959	637,273	283,781	353,507	637,288
Leasehold improvements	15 – 39	72,455	61,876	134,331	69,854	59,492	129,346
Furniture and equipment	5 – 7	176,227	8,061	184,288	174,483	7,469	181,952
Construction in progress	NA	886	9,524	10,410	3,774	4,605	8,379
Property and equipment, at cost		$551,525	456,251	1,007,776	551,535	446,904	998,439